Capital and Reserves (Details Narrative) - CAD ($)	1 Months Ended
	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Property Option Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued		3,761,111
Common Shares [Member]
Statement Line Items [Line Items]
Common shares outstanding		168,786,227	145,424,061
Private Placement Financing [Member]
Statement Line Items [Line Items]
Number of shares issued	13,045,500
Common shares price per share	$ 0.20
Gross proceeds from issue of common shares	$ 2,609,100
Share issuance costs incurred	127,800
Net proceeds from issue of common shares	$ 2,481,300